VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
VAN KAMPEN TECHNOLOGY FUND

Supplement dated July 29, 2009
to the
Class A Shares, Class B Shares and Class C Shares Prospectus
dated December 30, 2008
and to the
Class I Shares Prospectus
dated December 30, 2008

Effective July 27, 2009, the Prospectuses are hereby supplemented as follows:

1)  The first three paragraphs of the section entitled “Investment Advisory Services — Portfolio Management” are hereby deleted in their entirety and replaced with the following:

The Fund is managed by members of the Adviser’s and the Subadviser’s Quantitative and Structured Solutions team. The Quantitative and Structured Solutions team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Michael Nolan, a Managing Director of the Adviser, Helen Krause, an Executive Director of the Subadviser, and Arthur Robb, an Executive Director of the Adviser.

Mr. Nolan has been associated with the Adviser in an investment management capacity since November 2005 and began managing the Fund in November 2008. Prior to November 2005, Mr. Nolan was responsible for Morgan Stanley & Company’s collateralized debt obligation business in Europe. Ms. Krause has been associated with the Subadviser in an investment management capacity since April 2008 and began managing the Fund in November 2008. Prior to April 2008, Ms. Krause was a quantitative equity portfolio manager and senior quantitative researcher on the active equity team at Barclays Global Investors. Mr. Robb has been associated with the Adviser in an investment management capacity since July 2007 and began managing the Fund in November 2008. Prior to July 2007, Mr. Robb was a vice president of financial modeling at CIFG and vice president of analytics at Integrated Finance.

Mr. Nolan is the lead portfolio manager of the Fund. Ms. Krause and Mr. Robb are co-portfolio managers of the Fund. Members of the team collaborate to manage the assets of the Fund. All team members are responsible for the execution of the overall strategy of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TECHSPT 7/09

VAN KAMPEN EQUITY TRUST II

Supplement dated July 29, 2009
to the Statement of Additional Information
dated December 30, 2008

Effective July 27, 2009, the Statement of Additional Information is hereby supplemented as follows:

1)  In the section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers — Technology Fund,” the fourth paragraph is hereby deleted.

2)  In the section entitled “Fund Management — Securities Ownership of Portfolio Managers — Technology Fund,” the fourth line item after the first paragraph is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TECHSPTSAI 7/09